INCOME TAX (CREDIT)/EXPENSE (Schedule of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unrecognised deferred tax assets - continuing operations
Increase in net operating losses	$ 406	$ 1,671
Increase (Decrease) in net operating losses	$ 3,655	$ 4,806
Increase (Decrease) in net operating losses, percentage	15.76%	12.05%
USA [Member]
Unrecognised deferred tax assets - continuing operations
Increase in net operating losses	$ 2,174
Increase in net operating losses, percentage	9.38%
Temporary differences	$ 19	$ 68
Temporary differences, percentage	0.08%	0.17%
Brazil [Member]
Unrecognised deferred tax assets - continuing operations
Increase (Decrease) in net operating losses	$ (20)	$ (714)
Increase (Decrease) in net operating losses, percentage	(0.09%)	(1.79%)
Ireland [Member]
Unrecognised deferred tax assets - continuing operations
Increase (Decrease) in net operating losses	$ 1,482	$ 5,452
Increase (Decrease) in net operating losses, percentage	6.39%	13.67%